UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2011

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.5%
Alabama - 1.0%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$1,964,275
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,154,963
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,843,650
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,613,970
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,814,801
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,886,868
Civic Center Improvements Project	5.500%	4/1/41	13,210,000	13,867,726
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,332,920
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,196,550
AGC	5.250%	1/1/39	10,000,000	10,376,000
Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL	5.500%	10/1/13	4,940,000	4,951,510	(a)

Total Alabama				50,003,233

Alaska - 0.3%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	3,070,000	3,107,301
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,399,000

Total Alaska				14,506,301

Arizona - 1.0%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,858,906
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	590,085	(b)
Phoenix, AZ, Civic Improvement Corp. Wastewater System Revenue, NATL, FGIC	5.000%	7/1/24	1,000,000	1,001,840
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	13,365,535
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	13,984,500
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	11,814,480
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,007,440
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,494,731

Total Arizona				51,117,517

California - 20.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	10,812,600
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,243,480
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,662,250
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,388,900
San Francisco Bay Area	5.125%	4/1/39	70,525,000	73,826,275
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	3,984,292
California EFA Revenue, Pooled College, Western University of Health Sciences	5.625%	7/1/23	500,000	436,345
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	6,550,286
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	57,839,078
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	34,488,920

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Stanford Hospital & Clinics	5.150%	11/15/40	$24,650,000	$25,126,977
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,300,420	(a)
Home Mortgage	5.500%	8/1/38	10,000,000	9,293,200
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,188,536
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	12,265,320
California State Department of Water Resources, Water Revenue, AGM	5.125%	12/1/24	3,040,000	3,040,000
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	10,584,700
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,843,684
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,428,730
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,250,000
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	11,072,352
John Muir Health	5.000%	8/15/36	4,305,000	4,244,601
John Muir Health	5.125%	7/1/39	7,280,000	7,263,693
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,281,200
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	7,500,000	7,720,125
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,310,609
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,106,840
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,348,708
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	3,001,260
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	11,730,000	10,620,929
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,195,025
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,173,449
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,563,130
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,089,560
Los Angeles International Airport	5.000%	5/15/40	88,185,000	92,112,488
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,469,050
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,190,219
M-S-R Energy Authority, CA	7.000%	11/1/34	7,000,000	8,175,230
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	27,214,925
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	46,500,000	54,306,885
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	93,135,462
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	13,603,245
Modesto, CA, Irrigation District, COP:
Capital Improvements	6.000%	10/1/39	15,000,000	15,721,800
Capital Improvements, AGM	5.000%	7/1/20	1,535,000	1,540,311	(c)
Capital Improvements, AGM	5.000%	7/1/21	2,210,000	2,217,647	(c)
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,194,804
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	5,551,300
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,574,900
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,637,960
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,715,050
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,686,960

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	$7,000,000	$6,999,720
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	26,046,686
PFC, Grant	6.000%	7/1/39	29,130,000	30,843,718
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,998,510
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,154,250
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	5,035,950
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	30,926,700
Arrowhead Project	5.250%	8/1/26	5,000,000	5,107,050
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,547,156
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,408,634
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,964,467
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,192,991
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	42,647,890
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,307,300
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,102,950
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	18,864,755
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,606,522
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,530,915
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,559,300
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,135,160
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	10,000,000	10,078,900
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,221,720
AMBAC	5.000%	5/15/26	4,000,000	4,155,440
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	20,000,000	20,078,400

Total California				1,064,108,794

Colorado - 2.5%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	4,000,000	3,987,840
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	10,469,520
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,011,880
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,803,750
Poudre Valley Health Care	5.000%	3/1/25	500,000	505,320
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,115,892
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,754,890
Sisters Leavenworth	5.000%	1/1/40	28,500,000	28,244,070
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	11,485,870
Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC	5.100%	12/1/20	2,000,000	2,000,000	(c)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	48,427,650
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	525,380	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Regional Transportation District, CO, COP	5.375%	6/1/31	$5,000,000	$5,313,100

Total Colorado				129,645,162

Connecticut - 1.6%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	970,000	962,124	(a)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,326,812
Fairfield University	5.000%	7/1/40	21,600,000	22,021,632
Sacred Heart University Inc.	5.125%	7/1/26	1,300,000	1,322,087
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,251,142
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	6,666,530
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	15,892,350
Connecticut State HFA, Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,174,310
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	16,500,000	16,315,695
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	730,000	(d)(e)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	2,372,500	(d)(e)

Total Connecticut				81,035,182

Delaware - 1.1%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	43,645,000	40,360,714
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	16,340,000	16,444,249

Total Delaware				56,804,963

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,160,320
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,144,950

Total District of Columbia				13,305,270

Florida - 10.5%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	3,967,900	(e)
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	650,000	709,891	(b)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,070,700
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,772,880
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	885,000	891,390
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,361,920	(c)(d)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	3,435,000	3,435,824
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	21,996,000
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	32,592,000
Coastal	5.000%	6/1/19	30,000,000	32,428,500
Coastal	5.000%	6/1/20	20,000,000	21,397,800
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,508,766
Collier County, FL, Water-Sewer, Refunding, Water Revenue, AMBAC	8.875%	5/1/12	20,000	20,682	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	$1,710,000	$1,624,432
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	145,000	147,130
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	65,000	67,965	(b)
NATL, FGIC	6.250%	1/1/15	3,000,000	3,232,410
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	8,200,000	8,434,930
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	6,020,000	6,340,806
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	8,460,000	8,683,259
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,678,381
NATL	5.250%	11/1/20	1,805,000	1,861,172
Florida State Broward County Expressway Authority	10.000%	7/1/14	625,000	712,581	(b)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,088,790
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	835,000	946,406	(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,838,865	(c)
Adventist Health Systems	5.875%	11/15/29	2,750,000	3,020,985	(c)
Hillsborough County, FL:
IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,547,360	(a)
Utility Revenue, Refunding Bonds, NATL	9.875%	12/1/11	360,000	360,000	(b)
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,639,800
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	75,000	83,528	(b)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,310,000	1,311,179	(a)(f)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,030,870
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,529,925
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,062,700	(a)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,035,903	(a)
Mediterra North Community Development District	6.800%	5/1/31	2,155,000	2,158,211
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,676,122
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	26,781,471
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	20,529,600
Miami International Airport	5.375%	10/1/41	13,000,000	13,259,740
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	251,947	(a)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,183,700
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	39,841,600
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,382,480
AGC	5.250%	2/1/27	5,500,000	5,885,000
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,320,627
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,990,880
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,180,720
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	13,438,490
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	5,796,738

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	$32,780,000	$36,249,763
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,147,100
Orlando & Orange County, FL, Expressway Authority Revenue, AMBAC	5.000%	7/1/35	4,500,000	4,545,225
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,234,050
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	56,129,743
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	835,000	883,714	(b)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,167,809
Panther Trace, FL, Community Development, Special Assessment	7.250%	5/1/33	2,250,000	2,307,375	(c)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	400,000	400,208	(a)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	1,000,000	1,002,580
Renaissance Community Development District, Florida Capital Improvement Revenue	7.000%	5/1/33	830,000	796,244
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,272,296	(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	412,300	(e)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,401,850
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,736,722
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,702,045
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,048,572	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,540,869	(c)
AMBAC	5.200%	10/1/22	1,705,000	1,934,783
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	553,725
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,123,170
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,540,000	1,792,914	(b)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	951,430
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	996,512
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,002,520

Total Florida				537,444,475

Georgia - 4.1%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	290,000	290,316	(a)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	335,918
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	582,630	(e)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	55,905,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	24,585,587
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,105,220
NATL, FGIC	5.500%	11/1/19	1,000,000	1,189,480
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,014,220

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	$5,000,000	$5,851,300
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	18,675,360
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	17,410,782
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,078,730
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,142,576
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	21,877,400
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	190,000	201,128	(b)
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	670,385
Georgia Private Colleges & Universities Authority Revenue, Mercer University Project	5.250%	10/1/20	2,000,000	2,001,220
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,493,950
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA-Collateralized	6.250%	6/1/15	920,000	922,484	(a)(f)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	6,505,298
Gas Project Revenue	5.000%	3/15/22	5,000,000	4,870,300
Gas Project Revenue	5.500%	9/15/26	10,000,000	9,840,300
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	294,575
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	596,850
Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project	6.800%	1/1/12	500,000	502,070
Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	2,001,680
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,027,120	(a)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	565,700
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,551,065
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,008,440
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,271,285

Total Georgia				211,368,869

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	968,995	(a)

Illinois - 6.3%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	24,850,912
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,884,380
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,316,213	(a)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,409,015
Alexian, AGM	5.500%	1/1/28	30,500,000	32,358,670
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,055,920
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	30,184,606

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	$12,795,000	$12,582,475
Memorial Health System	5.500%	4/1/39	12,000,000	12,121,320
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,422,053
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,064,446
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,415,000	2,421,617
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick	5.000%	6/15/50	30,025,000	29,273,174
McCormick Place, AGM	5.000%	6/15/50	30,000,000	29,248,800
McCormick Project	5.250%	6/15/50	106,205,000	106,928,256	(g)
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,289,049

Total Illinois				320,410,906

Indiana - 1.1%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,096,900
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,373,640
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,189,200
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,354,400
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,836,809
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	2,460,000	2,608,215	(b)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,791,000

Total Indiana				56,950,164

Iowa - 0.0%
Iowa Finance Authority Revenue, Catholic Health Initiatives	6.000%	12/1/18	305,000	305,000

Kansas - 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	4,000,000	3,886,920

Kentucky - 0.7%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,461,880
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,170,540
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,544,590
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,288,300
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	13,430,363

Total Kentucky				34,895,673

Louisiana - 0.5%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,052,590
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	18,252,900

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	$5,000,000	$5,595,900

Total Louisiana				24,901,390

Maryland - 1.5%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,870,000	13,138,082
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	3,000,000	3,051,420
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,005,280
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,553,250
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,012,540
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	8,444,325
Lifebridge Health	6.000%	7/1/41	1,500,000	1,576,815
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,438,900	(c)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,250,830

Total Maryland				75,471,442

Massachusetts - 2.6%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	23,039,325
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,242,010
Boston University	5.700%	10/1/40	13,105,000	13,971,241
Broad Institute Inc.	5.375%	4/1/41	17,000,000	17,520,200
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	947,770
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	999,150
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,629,902
Massachusetts State HEFA Revenue:
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	1,001,960
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,025,500
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,844,325
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,047,440
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,563,285
New England Medical Center, FGIC	5.000%	5/15/22	5,000,000	5,105,357	(c)
Suffolk University	5.750%	7/1/39	17,500,000	17,985,100
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	9,000,000	9,293,400
Housing Revenue, Single-Family Housing	5.400%	6/1/39	1,545,000	1,590,083
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	4,941,229
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	710,000	719,613
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	17,500,000	17,631,775

Total Massachusetts				133,098,665

Michigan - 2.9%
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,797,230
AGM	6.250%	7/1/36	10,000,000	11,186,900
NATL	5.000%	7/1/30	7,000,000	7,000,070
Lake Superior, MI, State University Revenue, AMBAC	5.500%	11/15/21	1,000,000	1,001,460
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	14,904,540

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	$16,500,000	$17,131,290
Facilities Program	6.000%	10/15/38	20,500,000	22,258,900
Facilities Program	5.375%	10/15/41	6,135,000	6,463,406
Facilities Program, NATL	5.000%	10/15/29	1,500,000	1,534,155
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,524,787
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,700,886
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,575,650
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,199,635
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,638,600	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	28,398,000

Total Michigan				149,315,509

Minnesota - 0.4%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,460,000	1,587,911	(c)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,447,550
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,050,720
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,050,610
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	190,000	206,997	(b)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	11,518,631

Total Minnesota				17,862,419

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,242,340

Missouri - 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,865,415
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,383,513
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,352,800
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,113,820
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	31,323,000
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,028,640
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,028,510
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	924,633
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,958,872
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,016,350
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,577,910

Total Missouri				72,573,463

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Montana - 0.5%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	$27,385,000	$26,372,850	(a)

Nevada - 0.7%
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.250%	6/1/41	10,000,000	9,539,100
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,655,537
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,508,100

Total Nevada				36,702,737

New Hampshire - 0.2%
New Hampshire HEFA Revenue, Healthcare System, Covenant Health System	6.125%	7/1/31	1,000,000	1,014,270	(c)
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,130,000	5,363,364
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,335,000	4,504,065

Total New Hampshire				10,881,699

New Jersey - 5.1%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	380,000	380,118
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,593,477
School Facilities Construction	5.250%	12/15/33	12,500,000	12,947,500
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	11,506,500	(a)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	9,200,485
Catholic Health East	4.750%	11/15/29	5,000,000	5,021,600
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,743,120
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	11,651,775	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	12,000,000	10,996,440
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,042,660
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,031,544	(a)(h)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,287,150
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,266,069
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	27,553,335
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,291,350
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	56,479,140	(a)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	12,330,000	12,951,925
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	9,787,036
Transportation System	5.875%	12/15/38	30,000,000	32,442,600
Transportation System, NATL	6.000%	12/15/19	2,000,000	2,003,220	(c)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,244,640
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,668,711

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	$2,200,000	$2,246,750

Total New Jersey				262,337,145

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	4,525,000	4,693,466
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	4,055,000	4,236,177	(a)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,673,850

Total New Mexico				25,603,493

New York - 5.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	26,964,870
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	20,000,000	21,138,600
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,024,570
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,645,500
MTA of New York Revenue	6.500%	11/15/28	10,000,000	11,747,500
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	10,209,400
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	22,307,110
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	5,726,379
New York City, NY, HDC, MFH Revenue, GNMA-Collateralized, FHA	5.100%	11/1/24	5,000,000	5,171,200
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,446,560
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,322,320
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,356,760
New York Liberty Development Corp., Liberty Revenue:
4 World Trade Center LLC Project	5.750%	11/15/51	8,000,000	8,478,240
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	24,705,463
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,058,580	(c)
New York State Dormitory Authority Revenue, Non-State Supported Debt, New School University	5.500%	7/1/40	35,000,000	37,006,200
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	9,888,200
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	928,400
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	855,210
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,250,000	1,201,500	(a)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	8,413,840
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	15,710,250

Total New York				257,306,652

North Carolina - 1.4%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,623,655
COP	5.000%	6/1/24	3,000,000	3,088,050
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	13,914,292
Carolinas Healthcare	5.250%	1/15/39	22,000,000	22,912,120
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,054,840
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,164,200
Dare County, NC, COP, AMBAC	5.375%	6/1/15	1,145,000	1,171,507

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Monroe, NC, COP, AGC	5.500%	3/1/39	$1,000,000	$1,071,330
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,735,226	(c)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,657,810
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	4,825,035

Total North Carolina				69,218,065

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,222,100

Ohio - 1.3%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,342,616
Cleveland, OH, Waterworks Revenue:
First Mortgage, NATL, Unrefunded Balance	5.625%	1/1/13	20,000	20,078	(c)
First Mortgage, NATL, Unrefunded Balance	5.700%	1/1/14	15,000	15,052	(c)
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,930,000	2,944,504
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,663,908	(c)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	755,000	755,710
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,525,236
Hamilton County, OH, Sales Tax Revenue:
AMBAC	5.250%	12/1/18	640,000	640,000
AMBAC	5.250%	12/1/19	730,000	730,000
AMBAC	5.250%	12/1/32	2,570,000	2,570,000
Lakewood, OH, GO, AMBAC	5.250%	12/1/21	2,000,000	2,000,000	(c)
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,026,630
Lucas County, OH, Hospital Revenue:
Promedica Healthcare	6.000%	11/15/41	5,000,000	5,474,050
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	9,550,000	9,565,280
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,582,784
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,724,825	(f)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,390,000	1,453,704
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,394,400	(f)

Total Ohio				65,428,777

Oklahoma - 0.1%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,268,230
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,551,090
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	1,905,000	2,058,086

Total Oklahoma				6,877,406

Oregon - 1.5%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:

Merle West Medical Center	6.250%	9/1/31	625,000	658,656	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	$375,000	$370,770
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,097,680
Providence Health Systems	5.250%	10/1/20	1,000,000	1,070,780
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,560,853
Oregon State Department of Administrative Services:
COP	5.250%	5/1/39	1,900,000	1,999,826
Lottery Revenue, AGM	5.500%	4/1/18	2,000,000	2,034,120	(c)
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,627,650
Samaritan Health Services	5.250%	10/1/40	20,000,000	20,337,400
Oregon State, GO:
State Property	5.000%	5/1/36	4,500,000	4,860,675
State Property, ODOT Building	5.000%	5/1/36	15,150,000	16,364,272
Veterans Welfare	5.375%	12/1/31	2,295,000	2,295,000
Port of Umatilla, OR, GO, Water Revenue, LOC- Bank of America N.A.	6.650%	8/1/22	705,000	706,784	(a)

Total Oregon				75,984,466

Pennsylvania - 4.0%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	9,057,312
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	15,483,450
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,380,000	1,114,460
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,819,784	(a)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	14,200,278
Harrisburg, PA, Redevelopment Authority, First Mortgage, Office Building	6.750%	5/15/25	1,805,000	1,827,978	(c)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,189,160
Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,000,000	1,000,000
Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project	5.800%	11/15/22	5,500,000	5,500,770
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,674,160
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	4,983,850
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,492,584
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	939,390
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,406,350	(f)
Shipping Port	3.375%	7/1/15	20,000,000	20,415,400	(f)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,689,220
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	10,566,255
Drexel University	5.250%	5/1/41	8,385,000	8,616,342
Student Association Inc. Project	6.750%	9/1/32	985,000	990,851
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,876,618

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	$1,000,000	$1,089,720
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	1,902,250
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,163,480
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	36,270,000	38,494,439
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,046,080
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,657,370
Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,247,323	(b)

Total Pennsylvania				202,444,874

Puerto Rico - 2.3%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	15,071,250
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,003,540
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	40,000	(a)(e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	74,500,000	76,598,665
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	7,000,000	7,312,550
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	15,000,000	14,904,600

Total Puerto Rico				114,930,605

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,164,575
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,052,956

Total Rhode Island				9,217,531

South Carolina - 0.9%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	758,134	(b)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	860,568
South Carolina Jobs - EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,322,505
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,440,459
South Carolina Jobs, EDA, Hospital Revenue, Palmetto Health, AGM	6.500%	8/1/39	3,500,000	3,811,150
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,484,700
South Carolina Transportation Infrastructure Bank Revenue:
AMBAC	5.000%	10/1/33	20,000,000	20,130,000
Refunding, AMBAC	5.000%	10/1/23	960,000	1,008,595

Total South Carolina				43,816,111

Tennessee - 1.3%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,413,200

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	$2,000,000	$1,954,560
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	6,715,000	6,718,895
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	8,955,037
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	10,626,600
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	14,206,365
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	19,603,800
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	4,925,239

Total Tennessee				68,403,696

Texas - 6.5%
Bexar County, TX, Health Facilities Development Corp., Revenue, Army Retirement Residence Project	6.300%	7/1/32	1,500,000	1,564,155	(c)
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	821,310
Brazos River, TX, Harbor Navigation District:
BASF Corp. Project	6.750%	2/1/12	1,000,000	1,000,140
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,056,850	(a)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	994,000	(a)(e)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,012,030
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,400,755
Fort Worth, TX, Housing Finance Corp., GNMA- Collateralized Single-Family Mortgage Revenue, Capital Appreciation	0.000%	6/1/21	5,000	2,255	(a)
Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project	5.500%	5/1/15	1,775,000	1,777,876
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	4,235,000	4,328,170
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,007,650	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	30,090,150
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,519,060	(b)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	47,201,000
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,166,060
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,586,500
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,463,496
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	15,204,577
Lower Colorado River Authority, TX, Transmission Contract Revenue, LCRA Transmission Services Project, AMBAC	4.900%	5/15/36	13,500,000	13,106,340
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	1,000,000	1,003,280
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	55,329,480

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
North Texas Tollway Authority Revenue	6.250%	1/1/39	$8,000,000	$8,618,800
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,051,572
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,128,100
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,777,750
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	47,980,000	50,321,904
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	19,280,160
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	27,037,000

Total Texas				331,850,420

U.S. Virgin Islands - 0.1%
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	30,000	30,018	(a)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	100,000	97,293	(a)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	2,971,860

Total U.S. Virgin Islands				3,099,171

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	505,000	593,153	(b)

Vermont - 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,876,204	(c)
Norwich University Project	5.500%	9/1/33	1,750,000	1,899,380	(c)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	905,000	913,045	(a)

Total Vermont				5,688,629

Virginia - 0.5%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co.	5.875%	6/1/17	4,000,000	4,069,560
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,598,950
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,300,798
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	14,788,594

Total Virginia				27,757,902

Washington - 1.0%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,875,887	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	18,462,960
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	22,792,357
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	8,868,985
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	250,000	311,538

Total Washington				53,311,727

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,226,850

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - continued
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	$4,030,000	$4,169,801
United Health Systems	5.500%	6/1/39	4,000,000	4,128,680

Total West Virginia				13,525,331

Wisconsin - 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,826,674	(a)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,144,000
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,791,913
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	7,931,976
Children’s Hospital	5.375%	8/15/37	2,800,000	2,896,292
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,598,154
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	965,000	966,100
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,813,355

Total Wisconsin				36,968,464

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,796,730

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
(Cost - $4,645,123,681)				4,873,562,386

SHORT-TERM INVESTMENTS - 3.1%
California - 0.1%
California Health Facilities Financing Authority Revenue, Adventist Health System, LOC-Bank of America N.A.	0.140%	9/1/28	200,000	200,000	(i)(j)
California PCFA, PCR, Pacific Gas & Electric, LOC- JPMorgan Chase	0.110%	11/1/26	500,000	500,000	(i)(j)
California Statewide CDA Revenue, John Muir Health, LOC-UBS AG	0.060%	8/15/36	3,250,000	3,250,000	(i)(j)

Total California				3,950,000

District of Columbia - 0.0%
District of Columbia Revenue, American University, LOC-Bank of America N.A.	0.140%	10/1/38	1,550,000	1,550,000	(i)(j)

Florida - 0.0%
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Southern Baptist Hospital, LOC- Wells Fargo Bank N.A.	0.120%	8/15/27	600,000	600,000	(i)(j)

Illinois - 0.3%
Chicago, IL, GO, SPA-Banco Bilbao Vizcaya	0.300%	1/1/42	1,200,000	1,200,000	(i)(j)
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.090%	5/1/31	8,365,000	8,365,000	(i)(j)
Illinois Finance Authority Revenue, University of Chicago Medical Center, LOC-Bank of America N.A.	0.090%	8/1/43	6,700,000	6,700,000	(i)(j)

Total Illinois				16,265,000

Indiana - 0.1%
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC- Bank of America N.A.	0.120%	10/1/40	2,225,000	2,225,000	(i)(j)

Louisiana - 0.4%

St. James Parish, LA, PCR, Texaco Inc. Project	0.060%	7/1/12	18,700,000	18,700,000	(i)(j)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.0%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC- SunTrust Bank	0.080%	7/1/41	$2,000,000	$2,000,000	(i)(j)

Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Children’s Hospital Corp., LOC-JPMorgan Chase	0.120%	10/1/49	300,000	300,000	(i)(j)

Missouri - 0.4%
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.090%	10/1/35	18,140,000	18,140,000	(i)(j)

New York - 1.1%
New York City, NY, GO:
LIQ-Dexia Credit Local	0.650%	4/1/35	16,000,000	16,000,000	(i)(j)
LOC-Landesbank Hessen-Thuringen	0.310%	8/1/24	200,000	200,000	(i)(j)
SPA-Wells Fargo Bank N.A.	0.070%	4/1/32	4,200,000	4,200,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.400%	6/15/32	1,000,000	1,000,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.060%	6/15/36	5,700,000	5,700,000	(i)(j)
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA- Wells Fargo N.A.	0.070%	11/1/22	3,700,000	3,700,000	(i)(j)
New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.400%	11/1/22	15,887,000	15,887,000	(i)(j)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	0.400%	3/1/34	11,255,000	11,255,000	(i)(j)

Total New York				57,942,000

North Carolina - 0.2%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare System, LOC-Wells Fargo Bank N.A.	0.060%	1/15/45	4,100,000	4,100,000	(i)(j)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.200%	2/1/28	5,200,000	5,200,000	(i)(j)

Total North Carolina				9,300,000

Ohio - 0.1%
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-JPMorgan Chase	0.070%	11/15/45	7,200,000	7,200,000	(i)(j)

Virginia - 0.4%
Montgomery County, VA, IDA Revenue, Virginia Tech Foundation, LOC-Bank of America	0.130%	6/1/35	745,000	745,000	(i)(j)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA- Wells Fargo Bank N.A. Refunding, University Richmond Project, SPA-SunTrust Bank	0.120%	11/1/36	6,980,000	6,980,000	(i)(j)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA- Wells Fargo Bank N.A.	0.120%	7/1/42	10,500,000	10,500,000	(i)(j)

Total Virginia				18,225,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $156,397,000)				156,397,000

TOTAL INVESTMENTS - 98.6% (Cost - $4,801,520,681#)				5,029,959,386
Other Assets in Excess of Liabilities - 1.4%				72,077,125

TOTAL NET ASSETS - 100.0%				$5,102,036,511

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of November 30, 2011.

(f)	Maturity date shown represents the mandatory tender date.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2011

Summary of Investments by Sector †

Health Care	19.9%
Transportation	19.8
Industrial Revenue	12.0
Special Tax Obligation	10.1
Education	9.0
Power	8.5
Leasing	4.0
Water & Sewer	3.6
Housing	3.3
Other	3.1
Pre-Refunded/Escrowed to Maturity	1.5
Local General Obligation	0.9
Solid Waste/Resource Recovery	0.7
State General Obligation	0.5
Short-Term Investments	3.1

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2011 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	3.9%
AA/Aa	31.6
A	49.3
BBB/Baa	8.0
BB/Ba	1.2
B/B	0.3
CC/Ca	0.0
C	0.0
A-1/VMIG 1	3.1
NR	2.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 22 through 24 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-Term Security Ratings (unaudited) (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-Term Security Ratings (unaudited) (continued)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$4,873,562,386	—	$4,873,562,386
Short-term investments†	—	156,397,000	—	156,397,000

Total investments	—	$5,029,959,386	—	$5,029,959,386

Other financial instruments:
Futures contracts	$7,778,178	—	—	7,778,178

Total	$7,778,178	$5,029,959,386	—	$5,037,737,564

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$255,394,014
Gross unrealized depreciation	(26,955,309)

Net unrealized appreciation	$228,438,705

At November 30, 2011, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	2,253	12/11	$326,859,303	$319,081,125	$7,778,178

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2011.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation
Interest Rate Contracts	$7,778,178

During the period ended November 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	95,365,266

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	January 25, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 25, 2012